Submission	Jun. 24, 2026
Submission [Line Items]
Central Index Key	0002130606
Registrant Name	Gazelle Parent, Inc.
Registration File Number	333-295249
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES